Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 1.9%
$ 265,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
$ 250,187
83,325
United States Small Business
Administration, Series 2015-20G, Class
1, 2.880%, 7/1/35(b) ..............
76,909
Total Asset Backed Securities
(Cost $350,041) ................. 327,096
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.5%
39,168
Fannie Mae, Series 2003-44, Class Q,
3.500%, 6/25/33 .................
36,743
152,024
Fannie Mae, Series 2005-31, Class PB,
5.500%, 4/25/35 .................
152,368
145,789
Fannie Mae, Series 2012-150, Class KA,
1.750%, 1/25/43 .................
117,208
227,871
Fannie Mae, Series 2012-87, Class MB,
2.000%, 5/25/42 .................
203,491
88,152
Fannie Mae, Series 2013-44, Class DJ,
1.850%, 5/25/33 .................
78,740
142,645
Fannie Mae, Series 2016-24, Class CD,
1.750%, 2/25/46 .................
118,942
52,988
Fannie Mae, Series 2016-49, Class DA,
3.500%, 10/25/42 ................
51,047
203,396
Fannie Mae, Series 2016-49, Class PA,
3.000%, 9/25/45 .................
185,937
215,192
Fannie Mae, Series 2019-25, Class PD,
2.500%, 5/25/48 .................
187,952
180,662
Freddie Mac, Series 3787, Class LM,
4.000%, 1/15/31 .................
174,612
74,460
Freddie Mac, Series 4122, Class BC,
3.000%, 5/15/40 .................
68,261
100,779
Freddie Mac, Series 4151, Class PA,
2.000%, 1/15/33 .................
92,202
177,046
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
158,735
424,171
Freddie Mac, Series 4601, Class NJ,
1.900%, 9/15/45 .................
365,709
121,628
Freddie Mac, Series 4656, Class PA,
3.500%, 10/15/45 ................
114,435
197,771
Freddie Mac, Series 4863, Class AJ,
3.500%, 7/15/38 .................
185,753
229,802
Freddie Mac, Series 4942, Class NC,
2.500%, 10/25/49 ................
199,562
67,247
Ginnie Mae, Series 2013-133, Class PL,
3.500%, 2/16/37 .................
64,181
52,675
Ginnie Mae, Series 2015-162, Class EB,
2.500%, 9/20/44 .................
48,693
175,000
Ginnie Mae, Series 2023-79, Class DV,
5.500%, 5/1/34(c) ................
175,467
Total Collateralized Mortgage Obligations
(Cost $3,085,510) ................ 2,780,038
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 20.1%
$ 136,114
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A3, 2.935%,
4/10/48 .......................
$ 128,758
411,537
Fannie Mae-Aces, Series 2015-M17, Class
A2, 2.986%, 11/25/25(d) ...........
392,274
396,008
Fannie Mae-Aces, Series 2017-M7, Class
A2, 2.961%, 2/25/27(d) ............
373,065
228,576
Fannie Mae-Aces, Series 2017-M8, Class
A2, 3.061%, 5/25/27(d) ............
214,680
390,000
Fannie Mae-Aces, Series 2018-M10, Class
A2, 3.469%, 7/25/28(d) ............
368,981
15,945
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K033, Class
A2, 3.060%, 7/25/23(d) ............
15,887
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K049, Class
A2, 3.010%, 7/25/25 ..............
134,072
210,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K060, Class
A2, 3.300%, 10/25/26 .............
199,995
500,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K061, Class
A2, 3.347%, 11/25/26(d) ...........
475,151
125,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K066, Class
A2, 3.117%, 6/25/27 ..............
117,788
160,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K069, Class
A2, 3.187%, 9/25/27(d) ............
150,848
275,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K079, Class
A2, 3.926%, 6/25/28 ..............
267,066
250,000
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C23, Class A5,
3.934%, 9/15/47 .................
241,722
71,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47 ................
68,485
250,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
239,299
Total Commercial Mortgage-Backed
Securities
(Cost $3,653,305) ................ 3,388,071
CORPORATE BONDS — 2.1%
Banks — 0.4%
70,000
Bank of America Corp., GMTN, 3.500%,
4/19/26 ....................... 67,127
Electric Utilities — 0.4%
75,000
Public Service Electric & Gas Co., MTN,
2.250%, 9/15/26(b) ............... 68,921

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Retail REITs — 1.3%
$ 250,000
Federal Realty OP L.P., 1.250%, 2/15/26(b) $ 223,140
Total Corporate Bonds
(Cost $401,899) ................. 359,188
MORTGAGE-BACKED SECURITIES — 30.6%
Fannie Mae
—
19.4%
183,521
4.000%, 12/1/33, Pool #MA1689 ....... 179,119
250,613
4.500%, 3/1/34, Pool #CA3294 ........ 247,613
44,639
4.000%, 12/1/36, Pool #MA2856 ....... 43,001
44,233
4.000%, 2/1/37, Pool #MA2914 ........ 42,610
387,599
1.500%, 12/1/40, Pool #MA4202 ....... 315,877
41,788
4.000%, 5/1/47, Pool #BE9598 ........ 39,839
112,254
3.500%, 12/1/47, Pool #CA0833 ....... 103,623
52,798
5.000%, 8/1/48, Pool #CA2219 ........ 52,671
55,691
3.500%, 9/1/49, Pool #BJ9608 ......... 51,357
62,018
3.500%, 10/1/49, Pool #CA4431 ....... 57,168
93,659
3.000%, 3/1/50, Pool #FM2714 ........ 83,308
208,671
3.000%, 7/1/50, Pool #CA6422 ........ 184,801
208,289
3.000%, 7/1/50, Pool #CA6421 ........ 184,527
177,353
2.000%, 8/1/50, Pool #CA6799 ........ 146,484
263,868
2.000%, 9/1/50, Pool #CA7019 ........ 217,125
303,016
2.500%, 9/1/50, Pool #BQ2883 ........ 258,487
143,596
2.500%, 9/1/50, Pool #BQ0538 ........ 122,494
373,198
2.000%, 10/1/50, Pool #CA7224 ....... 307,525
299,345
2.500%, 10/1/50, Pool #FM4638 ....... 255,430
280,976
2.500%, 10/1/50, Pool #FM4530 ....... 239,696
147,381
5.000%, 11/1/52, Pool #CB5278 ....... 144,633
3,277,388
Freddie Mac
—
10.4%
109,646
4.000%, 12/1/35, Pool #ZA2401 ....... 105,754
97,298
3.500%, 6/1/36, Pool #ZA2414 ........ 92,087
61,633
4.000%, 3/1/39, Pool #ZA6403 ........ 59,105
200,504
2.000%, 12/1/40, Pool #RB5090 ....... 172,045
138,506
3.500%, 1/1/47, Pool #ZT0941 ........ 128,901
99,942
3.000%, 12/1/51, Pool #SD8184 ....... 88,358
188,475
4.500%, 6/1/52, Pool #SD1265 ........ 181,710
188,809
4.500%, 8/1/52, Pool #SD1515 ........ 181,728
284,963
5.000%, 9/1/52, Pool #RA7936 ........ 279,430
168,387
5.500%, 2/1/53, Pool #QF8052 ........ 167,952
199,113
5.000%, 3/1/53, Pool #SD2390 ........ 195,181
99,030
6.000%, 5/1/53, Pool #SD3072(c) ...... 99,952
1,752,203
Ginnie Mae
—
0.6%
109,989
4.000%, 7/20/52, Pool #786280 ........ 104,334
Ginnie Mae II
—
0.2%
26,847
5.000%, 11/20/38, Pool #4283 ......... 26,033
Total Mortgage-Backed Securities
(Cost $5,855,148) ................ 5,159,958
Principal
Amount Fair Value
MUNICIPAL BONDS — 0.7%
Wisconsin — 0.7%
$ 115,000
State of Wisconsin, TXB, Revenue Bonds,
Pension Funding, Series A, (AGM),
5.700%, 5/1/26(b) ................ $ 115,856
Total Municipal Bonds
(Cost $119,197) ................. 115,856
U.S. GOVERNMENT AGENCIES — 13.5%
Fannie Mae
—
10.0%
1,000,000
6.250%, 5/15/29 ................... 1,104,786
500,000
7.125%, 1/15/30 ................... 587,075
1,691,861
Federal Farm Credit Banks Funding Corp.
—
0.4%
86,000
2.400%, 3/24/36 ................... 66,784
Federal Home Loan Banks
—
3.1%
500,000
1.200%, 12/30/24 .................. 470,150
60,000
1.900%, 10/7/31 ................... 49,159
519,309
Total U.S. Government Agencies
(Cost $2,386,662) ................ 2,277,954
U.S. TREASURY NOTES — 14.0%
1,300,000
0.250%, 9/30/25 ................. 1,177,211
1,267,800
1.125%, 2/15/31 ................. 1,041,973
150,000
2.750%, 8/15/32 ................. 137,432
Total U.S. Treasury Notes
(Cost $2,531,041) ................ 2,356,616
Shares
MONEY MARKET FUND — 1.9%
313,059
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(e) .......
313,059
Total Money Market Fund
(Cost $313,059) ................. 313,059
Total Investments — 101.3%
(Cost $18,695,862) ............................ 17,077,836
Net Other Assets (Liabilities) — (1.3)% .............. (212,718)
NET ASSETS — 100.0% .......................
$ 16,865,118
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) Represents securities purchased on a when-issued basis. At June 30, 2023, total cost of investments purchased on a when-issued basis was $275,894.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(e) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
GMTN Global Medium Term Note
MTN Medium Term Note
TXB Taxable Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Intermediate U.S. Government Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Intermediate U.S. Government Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Intermediate U.S. Government Fund ....... $ 313,059(a) $ 16,764,777(b) $ — $ 17,077,836
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.